SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues		$ 1,076	$ 952	$ 1,959	$ 1,859
Other income		111	39	158	62
Direct operating costs	[1]	(453)	(353)	(868)	(721)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	49	20	100
Management service costs		(45)	(26)	(91)	(49)
Interest expense		(314)	(292)	(616)	(542)
Current income tax expense		(42)	(12)	(53)	(48)
Share of interest and cash taxes from equity-accounted investments		(5)	(18)	(19)	(27)
Share of Funds From Operations attributable to non-controlling interests		(29)	(141)	(20)	(297)
Depreciation		(301)	(319)	(595)	(626)
Foreign exchange and financial instruments loss		(13)	(26)	(83)	(47)
Deferred income tax recovery		5	13	37	42
Other		(34)	(15)	(48)	(32)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC		(73)	(133)	(144)	(296)
Remeasurement of interests held in BRHC by the partnership		(407)	(652)	(1,509)	(529)
Share of earnings (losses) from equity-accounted investments		7	(30)	(5)	(74)
Net loss attributable to non-controlling interests		24	178	131	344
Net (loss) income attributable to the partnership		(790)	(1,410)	(2,976)	(1,405)
Share of earnings (losses) from equity-accounted investments		2	1	(4)	(1)
Interest expense		387	425	760	838
Net loss attributable to participating non-controlling interests		5	37	111	47
Total
Disclosure of operating segments [line items]
Revenues		559	494	1,063	934
Other income		173	12	267	36
Direct operating costs		(240)	(183)	(492)	(389)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		492	323	838	581
Management service costs		(45)	(26)	(91)	(49)
Interest expense		(123)	(93)	(247)	(180)
Current income tax expense		(25)	(6)	(30)	(15)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		299	198	470	337
Interest expense including dividends on class A exchangeable shares				760	838
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(10)	(80)	(24)	(161)
Other income		1	(2)	(21)	(5)
Direct operating costs		9	33	25	66
Share of revenue, other income and direct operating costs from equity-accounted investments		0	49	20	100
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		5	17	19	24
Current income tax expense		0	1	0	3
Share of interest and cash taxes from equity-accounted investments		(5)	(18)	(19)	(27)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues		527	538	920	1,086
Other income		(63)	29	(88)	31
Direct operating costs		(222)	(203)	(401)	(398)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		242	364	431	719
Management service costs		0	0	0	0
Interest expense		(196)	(216)	(388)	(386)
Current income tax expense		(17)	(7)	(23)	(36)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		(29)	(141)	(20)	(297)
Funds From Operations		0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		797	641	1,434	1,273
Hydroelectric | Total
Disclosure of operating segments [line items]
Revenues		451	375	872	717
Other income		170	4	256	9
Direct operating costs		(209)	(147)	(424)	(313)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		412	232	704	413
Management service costs		0	0	0	0
Interest expense		(97)	(62)	(195)	(123)
Current income tax expense		(20)	(3)	(24)	(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		295	167	485	278
Wind
Disclosure of operating segments [line items]
Revenues		110	111	217	234
Wind | Total
Disclosure of operating segments [line items]
Revenues		38	40	73	82
Other income		2	8	9	21
Direct operating costs		(18)	(16)	(37)	(38)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		22	32	45	65
Management service costs		0	0	0	0
Interest expense		(10)	(9)	(19)	(19)
Current income tax expense		(1)	(1)	(2)	(1)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		11	22	24	45
Solar
Disclosure of operating segments [line items]
Revenues		169	200	308	352
Solar | Total
Disclosure of operating segments [line items]
Revenues		70	79	118	135
Other income		1	0	2	6
Direct operating costs		(13)	(19)	(29)	(35)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		58	60	91	106
Management service costs		0	0	0	0
Interest expense		(16)	(22)	(33)	(38)
Current income tax expense		(4)	(2)	(4)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		38	36	54	66
Corporate | Total
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		0	0	0	0
Direct operating costs		0	(1)	(2)	(3)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		0	(1)	(2)	(3)
Management service costs		(45)	(26)	(91)	(49)
Interest expense		0	0	0	0
Current income tax expense		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ (45)	$ (27)	$ (93)	$ (52)

[1]	Direct operating costs exclude depreciation expense disclosed below.